CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 67,306		$ 55,336		$ 84,248	$ 72,850	$ 49,722
Cost of sales	40,680		41,809		60,656	46,270	34,474
Gross profit (loss)	26,626		13,527		23,592	26,580	15,248
Operating expenses:
Selling, general and administrative	65,077		63,768		82,834	78,621	75,121
Research and development	14,910		14,464		18,809	16,963	15,791
Total operating expenses	79,987		78,232		101,643	95,584	90,912
Operating loss	(53,361)		(64,705)		(78,051)	(69,004)	(75,664)
Other income (expense), net
Interest and other income	179		258		296	337	112
Interest and other expense	(8,445)		(4,177)		(5,707)	(3,741)	(3,901)
Total other expense, net	(8,266)		(3,919)		(5,411)	(3,404)	(3,789)
Loss before taxes					(83,462)	(72,408)	(79,453)
Provision for income tax (benefit) expense					(15)	10	71
Net loss	(61,627)		(68,624)		(83,447)	(72,418)	(79,524)
Other comprehensive loss:
Unrealized gain (loss) on short-term investments	1		(23)		(21)	12	8
Comprehensive loss	$ (61,626)		$ (68,647)		$ (83,468)	$ (72,406)	$ (79,516)
Net loss per share, basic and diluted	$ (13.79)	[1]	$ (22.52)	[1]	$ (27.30)	$ (25.04)	$ (34.17)
Weighted average shares used to compute basic and diluted net loss per share	4,468	[1]	3,047	[1]	3,057	2,892	2,327

[1]	The issued and outstanding shares of common stock have been restated for all periods presented to reflect the effects of the 1-for-10 reverse stock split, which was effective on October 9, 2017 as described in Note 7.